CONTINGENCIES	12 Months Ended
Dec. 31, 2021
CONTINGENCIES
Contingencies

28. CONTINGENCIES

The Company accrues for liabilities when it is probable, and the amount can be reasonably estimated. As at December 31, 2021, the Company does not have any contingent liabilities (2020 - $Nil, 2019 - $Nil). During the year ended December 31, 2019, the Company recorded a debt settlement gain in the amount of $7,952,700 related to ASC Bolivia LDC Sucursal Bolivia (a wholly owned subsidiary of the Company) tax claim on its consolidated statements of operations and comprehensive loss.